Fair Value (Fair Value By Level) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets:
Available for sale securities	$ 4,177,349	$ 4,199,372
Assets/liabilities measured at fair value
Assets:
Available for sale securities	4,177,349	4,199,372
Assets/liabilities measured at fair value | Residential mortgage-backed securities
Assets:
Available for sale securities	3,894,470	3,893,211
Assets/liabilities measured at fair value | Obligations of states and political subdivisions
Assets:
Available for sale securities	254,972	277,704
Assets/liabilities measured at fair value | Equity securities
Assets:
Available for sale securities	27,907	28,457
Measured on a recurring basis:
Assets:
Available for sale securities	4,177,349	4,199,372
Measured on a recurring basis: | Residential mortgage-backed securities
Assets:
Available for sale securities	3,894,470	3,893,210
Measured on a recurring basis: | Obligations of states and political subdivisions
Assets:
Available for sale securities	254,972	277,705
Measured on a recurring basis: | Equity securities
Assets:
Available for sale securities	27,907	28,457
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Available for sale securities	27,907	28,457
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Assets:
Available for sale securities	27,907	28,457
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2)
Assets:
Available for sale securities	4,131,837	4,149,686
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Residential mortgage-backed securities
Assets:
Available for sale securities	3,876,865	3,871,981
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets:
Available for sale securities	254,972	277,705
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	17,605	21,229
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | Residential mortgage-backed securities
Assets:
Available for sale securities	$ 17,605	$ 21,229